Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by pay versus performance rules adopted by the SEC ("PVP Rules"), the below Pay Versus Performance table ("PVP Table") provides information about compensation for this proxy statement's NEOs, as well as our named executive officers from our 2021, 2022, and 2023 proxy statements (each of 2020, 2021, 2022, 2023 is referred to herein as a "Covered Year"). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

•
The information in columns (b) and (d) comes directly from this and prior years' Summary Compensation Tables, without adjustment;
•
As required by the PVP Rules, we describe the information in columns (c) and (e) as "compensation actually paid" (or "CAP") to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a combination of realized pay (primarily for cash amounts) and realizable or accrued pay (primarily for equity awards); and
•
As required by the PVP Rules, we provide information about our total shareholders return ("TSR") results, S&P 600 Property & Casualty Insurance Index ("PVP Peer Group") TSR results and U.S. GAAP net income results (the "External Measures") during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures because the External Measures were not metrics used in our incentive plans during the Covered Years.

Due to the use of Combined Ratio performance measure in our 2023 AIP, the Company has determined that, pursuant to the PVP Rules, Combined Ratio should be designated as the "Company-Selected Measure" because we believe it is the most important financial measure that we used to link 2023 named executive officer pay to our performance.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Total Share-holder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income(5) (h)	Combined Ratio(6) (i)
2023	$2,100,169	$2,367,727	$1,059,491	$1,097,628	$126.01	$168.73	62.1M	85.9%
2022	1,525,516	2,185,161	817,885	1,472,921	125.65	127.00	55.6M	83.6%
2021	1,927,841	1,064,627	695,230	488,309	125.00	151.74	65.8M	85.7%
2020	1,942,129	2,086,210	701,504	671,375	159.46	181.70	86.6M	76.3%

__________

1.
G. Janelle Frost was our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO named executive officers were Anastasios Omiridis (CFO), Vincent J. Gagliano, Kathryn H. Shirley, and Raymond F. Wise. For 2022, our non-PEO named executive officers were Neal A. Fuller (CFO), Anastasios Omiridis (CFO), Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley. For 2021 and 2020, our non-PEO named executive officers were Neal A. Fuller, Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley.
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts as required under SEC rules. For 2023, the amounts added and deducted are set forth in the table below. Certain of the values in this table are calculated based on the probable outcome of performance awards as of various dates. For purposes of performance awards granted prior to 2023 and outstanding as of December 31, 2023, which awards are based on metrics that are measured against peer performance, probable outcome as of 2023 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2023.

Item and Value Added (Deducted)	2023
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA
+ service cost of pension benefits	NA
+ prior service cost of pension benefits	NA
- SCT “Stock Awards” column value	$(794,200)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$998,193
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end[4]	$118,848
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(76,672)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$21,389
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$(487,828)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$459,256
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$20,784
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(564)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$46,489

3.
For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year, three-year or four-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
4.
For purposes of this pay versus performance disclosure, our peer group is the S&P 600 Property & Casualty Insurance Index (the PVP “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the PVP Peer Group.
5.
Net income is calculated in accordance with U.S. Generally Accepted Accounting Principles.
6.
Combined Ratio is calculated as the sum of: (1) incurred losses divided by net premiums earned; (2) underwriting expenses divided by net premiums earned; and (3) dividends to policyholders divided by net premiums earned.

Company Selected Measure Name	Combined Ratio
Named Executive Officers, Footnote
1.
G. Janelle Frost was our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, our non-PEO named executive officers were Anastasios Omiridis (CFO), Vincent J. Gagliano, Kathryn H. Shirley, and Raymond F. Wise. For 2022, our non-PEO named executive officers were Neal A. Fuller (CFO), Anastasios Omiridis (CFO), Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley. For 2021 and 2020, our non-PEO named executive officers were Neal A. Fuller, Vincent J. Gagliano, Andrew B. McCray and Kathryn H. Shirley.

Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the S&P 600 Property & Casualty Insurance Index (the PVP “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the PVP Peer Group.
PEO Total Compensation Amount	$ 2,100,169	$ 1,525,516	$ 1,927,841	$ 1,942,129
PEO Actually Paid Compensation Amount	$ 2,367,727	2,185,161	1,064,627	2,086,210
Adjustment To PEO Compensation, Footnote
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts as required under SEC rules. For 2023, the amounts added and deducted are set forth in the table below. Certain of the values in this table are calculated based on the probable outcome of performance awards as of various dates. For purposes of performance awards granted prior to 2023 and outstanding as of December 31, 2023, which awards are based on metrics that are measured against peer performance, probable outcome as of 2023 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2023.

Item and Value Added (Deducted)	2023
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA
+ service cost of pension benefits	NA
+ prior service cost of pension benefits	NA
- SCT “Stock Awards” column value	$(794,200)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$998,193
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end[4]	$118,848
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(76,672)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$21,389
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$(487,828)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$459,256
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$20,784
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(564)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$46,489

Non-PEO NEO Average Total Compensation Amount	$ 1,059,491	817,885	695,230	701,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,097,628	1,472,921	488,309	671,375
Adjustment to Non-PEO NEO Compensation Footnote
2.
For each “Covered Year”, in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO NEOs for purposes of this “PVP Table”, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) for such Covered Year certain amounts as required under SEC rules. For 2023, the amounts added and deducted are set forth in the table below. Certain of the values in this table are calculated based on the probable outcome of performance awards as of various dates. For purposes of performance awards granted prior to 2023 and outstanding as of December 31, 2023, which awards are based on metrics that are measured against peer performance, probable outcome as of 2023 fiscal year-end has been calculated using the most recently available data as of the date of this filing, which is based on results through September 30, 2023.

Item and Value Added (Deducted)	2023
For G. Janelle Frost:
- change in actuarial present value of pension benefits	NA
+ service cost of pension benefits	NA
+ prior service cost of pension benefits	NA
- SCT “Stock Awards” column value	$(794,200)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$998,193
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end[4]	$118,848
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(76,672)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$21,389
For Non-PEO Named Executive Officers (Average):
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$(487,828)
- SCT “Option Awards” column value	$—
+ year-end fair value of outstanding equity awards granted in Covered Year	$459,256
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years that were outstanding as of Covered Year-end	$20,784
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	$(564)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+ includable dividends/earnings on equity awards during Covered Year	$46,489

Equity Valuation Assumption Difference, Footnote
3.
For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (each one-year, two-year, three-year or four-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal year 2023 to our performance:

Combined Ratio
Gross Premium Written
Return on Equity

Total Shareholder Return Amount	$ 126.01	125.65	125	159.46
Peer Group Total Shareholder Return Amount	168.73	127	151.74	181.7
Net Income (Loss)	$ 62,100,000	$ 55,600,000	$ 65,800,000	$ 86,600,000
Company Selected Measure Amount	0.859	0.836	0.857	0.763
PEO Name	G. Janelle Frost	G. Janelle Frost	G. Janelle Frost	G. Janelle Frost
Measure:: 1
Pay vs Performance Disclosure
Name	Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Premium Written
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (794,200)
PEO | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	998,193
PEO | Change in Fair Value (from Prior Year-end to Covered Year-end) of Outstanding Equity Awards Granted in Prior Years That Were Outstanding as of Covered Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,848
PEO | Change in Fair Value (from Prior Year-end to Vesting Date) of Prior-year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,672)
PEO | Includable Dividends/Earnings on Equity Awards during Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,389
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,828)
Non-PEO NEO | Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,256
Non-PEO NEO | Change in Fair Value (from Prior Year-end to Covered Year-end) of Outstanding Equity Awards Granted in Prior Years That Were Outstanding as of Covered Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,784
Non-PEO NEO | Change in Fair Value (from Prior Year-end to Vesting Date) of Prior-year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(564)
Non-PEO NEO | Includable Dividends/Earnings on Equity Awards during Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,489